Income Taxes - Components of Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Corporate income taxes payable	$ 205	$ 99
Unrecognized tax benefits	0	0
Interest accrued	0	0
Penalties	0	0
Income taxes payable	$ 205	$ 99